Lease Commitments - Lease Maturity (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 208
2021	202
2022	177
2023	141
2024	113
Thereafter	432
Total undiscounted future minimum lease payments	1,273
Less: Imputed interest	(143)
Present value of lease liabilities	1,130
Finance Leases
2020	26
2021	26
2022	20
2023	18
2024	15
Thereafter	0
Less: Imputed interest	105
Less: Imputed interest	(5)
Present value of lease liabilities	100
Total
2020	234
2021	228
2022	197
2023	159
2024	128
Thereafter	432
Total undiscounted future minimum lease payments	1,378
Less: Imputed interest	(148)
Present value of lease liabilities	$ 1,230